Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes

The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2010	2011	2012
The Netherlands	(48,177)	(3,450)	(70,263)
Other countries	333,639	356,305	136,994
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731

The income tax expense consists of:

	Year ended December 31,
	2010	2011	2012
Current:
The Netherlands	(505)	(494)	(110)
Other countries	(38,342)	(64,684)	(26,337)
	(38,847)	(65,178)	(26,447)
Deferred:
The Netherlands	—	—	—
Other countries	(4,092)	28,486	147
Income tax expense	(42,939)	(36,692)	(26,300)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Netherlands statutory income tax rates to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2010	2011	2012
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731
Netherlands statutory income tax rate	25.5%	25.0%	25.0%
Income tax provision at statutory rate	(72,793)	(88,214)	(16,683)
Non-deductible expenses	(8,250)	(8,228)	(6,508)
Foreign taxes at a rate other than the Netherlands statutory rate	24,198	12,983	(2,699)
Valuation allowance	(3,698)	17,991	(14,876)
Non-taxable income	18,536	30,156	4,887
Other [1]	(932)	(1,380)	9,579
Income tax expense	(42,939)	(36,692)	(26,300)

1) Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549.

Included in non-taxable income for 2012 is €3,244 regarding the Company’s manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by December 31, 2020.

On May 29, 2006 and June 8, 2009 the Singapore Economic Development Board (“EDB”) granted Pioneer Certificates to ASM Front End Manufacturing Singapore Pte Ltd (“FEMS”, a principal subsidiary of the Group,) to the effect that profits arising from certain manufacturing activities by FEMS of Front End equipment will in principle be exempted from tax for a period of 10 years effective from dates ranging between April 1, 2005 and July 1, 2008, subject to fulfillment of certain criteria during the period.

On July 12, 2010, the EDB granted a Pioneer Certificate to ASM Technology Singapore Pte Limited (“ATS”), a principal subsidiary of the Group, to the effect that profits arising from certain products will be exempted from tax for a period of 10 years effective from dates ranging between June 1, 2010 and January 1, 2012 across specified products, subject to fulfillment of certain criteria during the period. EDB had also granted a 5 year Development and Expansion Incentive (DEI) to ATS to the effect that the profits arising from certain existing products shall be subject a concessionary tax rate of 10% for a period of 5 years from January 1, 2011, subject to the fulfillment of certain criteria during the period.

On the same date, the EDB also granted ATS an International Headquarters (“IHQ”) Award to the effect that certain income arising from qualifying activities conducted by ATS, excluding income from business transactions with companies or end customers in Singapore, shall be subject to concessionary tax rate of 5% for a period of 10 years from January 1, 2011, subject to fulfillment of certain criteria during the period.

The Netherlands statutory tax rate amounted to 25.5% in 2010. For 2011 and 2012 this rate was 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company’s deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes developed as follows:

	January 1, 2011	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2011
Deferred tax assets:
Reserves and allowances	7,020	255	163	3,860	(337)	(546)	10,415
Net operating losses	153,407	7,038	—	(74,935)	—	1,210	86,720
Depreciation	2,331	(1,164)	—	(801)	—	(3)	363
Other	1,216	(12,302)	—	18,438	—	(961)	6,391
Gross deferred tax assets	163,974	(6,173)	163	(53,438)	(337)	(300)	103,889
Less: valuation allowance	(149,600)	—		73,010	—	123	(76,467)
Net deferred tax assets	14,374	(6,173)	163	19,572	(337)	(177)	27,422
Deferred tax liabilities:	(322)	(13,295)	(163)	8,914	—	485	(4,381)
Net deferred income taxes	14,052	(19,468)	—	28,486	(337)	308	23,041

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities:	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2011	2012
Deferred tax assets—current	14,350	17,967
Deferred tax assets—non-current	13,072	5,955
Deferred tax liabilities—current	(3,513)	(36)
Deferred tax liabilities—non-current	(868)	(952)
	23,041	22,934

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2012 of €318,477 for tax return purposes to reduce future income taxes, mainly in Europe. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of €76,467 in 2011 and €83,250 in 2012 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2013	16,309	—
2014	37,607	—
2015	—	—
2016	—	—
2017	47,429	—
2018	47,293	—
2019	35,905	—
2020	147	—
2021	60,564	149
2022-2028	—	—
2029	22,374	—
2030	3,689	—
Unlimited	47,160	80
Total	318,477	229

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2012 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately €82,596. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2012, ASMI has a liability of unrecognized tax benefits of €22.5 million. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2010	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164
Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases—tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511

Unrecognized tax benefits mainly relate to transfer pricing positions, operational activities in countries where the Company is not tax registered and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2012, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits of would, if recognized, impact the Company’s effective tax rate. The Company provided for the amount of €22,511 reflecting managements best estimate to mitigate possible impact in case of an unfavorable outcome. The unrecognized tax benefits are classified in the consolidated balance sheet under “accrued expenses and other” and are covered with purchased tax certificates which are classified in the consolidated balance sheet under “other current assets”.

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2012
Hong Kong	2006-2012
The Netherlands	2011-2012
Singapore	2006-2012
United States	1997-2012
South Korea	2007-2012

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws. The Company’s estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company’s expectations could have a material impact on the Company’s financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.